UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

             REPORT FOR THE CALENDAR QUARTER ENDED DECEMBER 31, 2006

                          CHECK HERE IF AMENDMENT [X] *

                         THIS AMENDMENT (check only one)
                              [ ] is a restatement
                          [ ] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:    SHANNON RIVER CAPITAL MANAGEMENT, LLC

ADDRESS: 850 THIRD AVENUE - 10TH FLOOR,  NEW YORK,  NEW YORK  10022

FORM 13F FILE NUMBER:  28-[____]
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         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

REPORTING MANAGER:

NAME:    SPENCER M. WAXMAN
TITLE:   MANAGING MEMBER
PHONE:   (212) 331-6555

SIGNATURE, PLACE, AND DATE OF SIGNING

/s/ Spencer Waxman
New York, New York
May 14, 2007

* The original Form 13F for the calendar quarter ended December 31, 2006, although filed timely, was inadvertently filed under the CIK code for Shannon River Fund Management CO, LLC (0001301050) on February 13, 2007. It is being filed again under the proper CIK code for Shannon River Capital Management, LLC (0001399346). This Amendment on Form 13F is being filed only to refer interested parties to the proper CIK code for Shannon River Capital Management, LLC, the Reporting Manager.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)